Property, Plant and Equipment, Net - Additional Information (Detail) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2016 CLP ($)	Dec. 31, 2018 CLP ($) MW	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($) project	Dec. 31, 2015 CLP ($)	Dec. 31, 2014 CLP ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CLP ($)	Dec. 31, 2009 CLP ($)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Increases other than those from business combinations		$ 229,094,286	$ 203,460,335
Capitalized borrowing costs		6,523,443	4,078,463	$ 3,001,211
Capitalized personnel expenses		7,449,013	7,226,484	9,758,304
Capitalized financial leases		$ 17,654,672	18,508,931
Lease agreement period		20 years
Annual interest rate							6.50%	6.50%
Contractual commitments for acquisition of property, plant and equipment			281,814,599					$ 166,392,958
Property, plant and equipment, pledged as security			0					$ 0
Insurance policies amount for all risks | €							€ 1,000
Civil Liability insurance amount | €							200
Insurance cover for overflowing of dams | €							500
Environmental civil liability | €							€ 10
Allowance for impairment losses									$ 43,999,600
Write-off of property, plant and equipment				$ 6,577,946	$ 2,522,445
Write-off of property, plant and equipment					$ 2,706,830
Impairment loss recognized	$ 32,834,160
Impairment loss recognized	$ 2,549,926
Percentage of impairment related cost	100.00%			100.00%
Account payable from penalties				$ 2,244,900
Tames 2 and Totoralillo Projects [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment loss recognized				$ 1,096,137
Percentage of impairment related cost				100.00%
Number of thermal project | project				2
Neltume Project [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Write-off of property, plant and equipment		$ 21,975,641	20,459,461	$ 20,459,461
Decrease in net book value of assets		0
Choshuenco Projects [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Write-off of property, plant and equipment		3,130,270		3,748,124
Decrease in net book value of assets		0
Continuing Operations [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Operating lease contracts for material assets		$ 5,011,340	$ 3,606,514	$ 1,229,779
Bottom of Range
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Weighted average capitalization rate		7.71%	7.12%	7.95%
Bottom of Range | Neltume Project [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Environmental impact assessment modification period		5 years
Top of Range
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Weighted average capitalization rate		7.12%	7.95%	9.00%
Central Hidroelectrica Los Condores Plant [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Installed energy capacity | MW		150
Increases other than those from business combinations		$ 142,578,993	$ 102,515,924
Plant and Equipment related to Punta Alcalde Project [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Write-off of property, plant and equipment						$ 12,581,947